Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)
Operating activities
Profit for the year	$ 308,174	$ 249,238	$ 592,937
Adjustments to reconcile profit for the year
Current income tax	106,109	192,268	122,096
Deferred income tax	(60,211)	133,434	15,574
Interest, loans and lease expenses	353,691	210,558	147,148
Loss (gain) from changes in fair value of derivative financial instruments	33,737	(13,213)	(26,780)
Expected credit loss, net	5,377	4,709	8,027
Impairment of inventories, net	8,915	1,813	(5,844)
Impairment of property, plant and equipment and investment property	3,451	2,201	4,527
Employee benefit provisions	4,437	19,411	2,463
Provisions and reversals	38,658	26,562	30,735
Depreciation of property, plant and equipment, right of use asset and investment property	611,775	556,686	510,498
Amortization of other intangible assets	30,748	27,216	17,693
Share of profit in associates and joint ventures accounted for using the equity method	114,419	34,720	(7,234)
Gain from the disposal of non-current assets	(12,721)	(11,100)	17,971
Loss from reclassification of non-current assets		230
Interest income	(45,852)	(27,040)	(17,277)
Other adjustments from items other than cash	2,495	62,326	4,531
Cash generated from operating activities before changes in working capital	1,503,202	1,470,019	1,417,065
(Increase) in trade receivables and other receivables	(3,179)	(120,532)	(169,941)
(Increase) decrease in prepayments	(9,212)	849	2,603
(Increase) decrease in receivables from related parties	(6,335)	9,275	(17,015)
Decrease (increase) in inventories	86,910	(586,328)	(150,859)
(Increase) in tax assets	(14,013)	(6,195)	(11,940)
(Decrease) in employee benefits	(1,738)	(2,784)	(2,660)
Payments and decease in other provisions	(42,859)	(18,556)	(38,135)
Increase in trade payables and other accounts payable	61,998	322,166	375,684
(Decrease) increase in accounts payable to related parties	(13,750)	16,588	15,627
Increase in tax liabilities	20,872	19,099	7,594
Increase (decrease) in other liabilities	44,086	(368)	52,518
Income tax, net	(98,915)	(201,804)	(136,915)
Net cash flows provided by operating activities	1,527,067	901,429	1,343,626
Investing activities
Businesses combinations	(38,032)
Advances to joint ventures	(64,090)	(55,850)	(24,500)
Acquisition of property, plant and equipment	(432,717)	(380,815)	(330,450)
Acquisition of other assets	(1,820)	(7,002)	(708)
Acquisition of investment property	(56,688)	(81,838)	(86,149)
Acquisition of other intangible assets	(30,798)	(27,519)	(42,774)
Proceeds of the sale of property, plant and equipment and intangible assets	36,642	23,095	4,396
Net cash flows (used in) investing activities	(587,503)	(529,929)	(480,185)
Financing activities
Proceeds from financial assets	3,087	3,462	23,625
(Payments of) payments received from collections on behalf of third parties	(7,115)	49,242	11,679
Proceeds from loans and borrowings	1,241,024	876,798	370,620
Repayment of loans and borrowings	(1,217,881)	(995,865)	(500,834)
Payments of interest of loans and borrowings	(228,579)	(98,872)	(54,178)
Lease liabilities paid	(272,688)	(266,357)	(220,830)
Interest on lease liabilities paid	(123,711)	(96,959)	(94,909)
Dividends paid	(357,028)	(397,022)	(303,483)
Interest received	45,852	27,040	17,277
Payments on the reacquisition of shares		(316,756)
Payment to non-controlling interest	(117,351)	(20,532)	(3,178)
Other			1,137
Net cash flows (used in) financing activities	(1,034,390)	(1,235,821)	(753,074)
Net decrease in cash and cash equivalents	(94,826)	(864,321)	110,367
Effects of the variation in exchange rates	(130,642)	56,415	21,821
Cash and cash equivalents at the beginning of year	1,733,673	2,541,579	2,409,391
Cash and cash equivalents at the end of year	$ 1,508,205	$ 1,733,673	$ 2,541,579